Leases - Schedule of Supplemental Cash Flow Information (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases - Schedule of Supplemental Cash Flow Information (Details) [Line Items]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 441	$ 690	$ 2,819	$ 2,717
Right-of-use assets obtained in exchange for new operating lease liabilities		132	$ 132	$ 847
Right-of-use assets removed upon lease termination	$ 1,494